Financial assets measured at fair value (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through other comprehensive income [Abstract]
Schedule of Investment
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Financial assets measured at FVTPL (i)
Unlisted investments, current	1,291	—

Financial assets measured at FVOCI, non-current (ii)
Listed investments	92,396	77,858
	93,687	77,858

(i)	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.

(ii)	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. No cash dividends were received from the listed investee company during the six months ended June 30, 2025 and 2026.